Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 450	$ 99
Cash equivalents	450	50
Trade and other receivables	3,771	4,138
Inventory	656	656
Contract assets	403	436
Contract costs	559	540
Prepaid expenses	395	244
Other current assets	282	324
Total current assets	6,966	6,487
Non-current assets
Contract assets	243	288
Contract costs	683	603
Property, plant and equipment	29,909	29,256
Intangible assets	16,395	16,183
Deferred tax assets	108	84
Investments in associates and joint ventures	322	608
Post-employment benefit assets	3,207	3,559
Other non-current assets	1,194	1,355
Goodwill	11,022	10,906
Total non-current assets	63,083	62,842
Total assets	70,049	69,329
Current liabilities
Trade payables and other liabilities	4,347	5,221
Contract liabilities	793	857
Interest payable	305	281
Dividends payable	900	867
Current tax liabilities	207	106
Debt due within one year	6,039	4,137
Total current liabilities	12,591	11,469
Non-current liabilities
Contract liabilities	257	228
Long-term debt	28,314	27,783
Deferred tax liabilities	4,898	4,953
Post-employment benefit obligations	1,339	1,311
Other non-current liabilities	1,201	1,070
Total non-current liabilities	36,009	35,345
Total liabilities	48,600	46,814
Equity attributable to BCE shareholders
Contributed surplus	1,204	1,172
Accumulated other comprehensive loss	(105)	(55)
Deficit	(4,618)	(3,649)
Total equity attributable to BCE shareholders	21,121	22,178
Non-controlling interest	328	337
Total equity	21,449	22,515
Total liabilities and equity	70,049	69,329
Preferred shares
Equity attributable to BCE shareholders
Shares	3,781	3,870
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,859	$ 20,840